Annual Total Returns[BarChart] - ProShares Ultra FTSE Europe - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(31.56%)	41.60%	51.28%	(15.91%)	(7.41%)	(6.58%)	56.52%	(32.20%)	47.41%	(3.50%)